Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.83207%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,198,494.47

Principal:
Principal Collections	$26,359,785.16
Prepayments in Full	$10,659,220.40
Liquidation Proceeds	$428,056.18
Recoveries	$71,468.30
Sub Total	$37,518,530.04
Collections	$41,717,024.51

Purchase Amounts:
Purchase Amounts Related to Principal	$161,050.22
Purchase Amounts Related to Interest	$816.31
Sub Total	$161,866.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,878,891.04

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,878,891.04
Servicing Fee	$836,396.87	$836,396.87	$0.00	$0.00	$41,042,494.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,042,494.17
Interest - Class A-2a Notes	$696,234.39	$696,234.39	$0.00	$0.00	$40,346,259.78
Interest - Class A-2b Notes	$503,351.90	$503,351.90	$0.00	$0.00	$39,842,907.88
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$37,755,266.21
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$37,455,882.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,455,882.88
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$37,236,587.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,236,587.21
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$37,086,176.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,086,176.29
Regular Principal Payment	$33,927,907.68	$33,927,907.68	$0.00	$0.00	$3,158,268.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,158,268.61
Residual Released to Depositor	$0.00	$3,158,268.61	$0.00	$0.00	$0.00
Total		$41,878,891.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,927,907.68
Total					$33,927,907.68

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,791,279.48	$56.55	$696,234.39	$1.99	$20,487,513.87	$58.54
Class A-2b Notes	$14,136,628.20	$56.55	$503,351.90	$2.01	$14,639,980.10	$58.56
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$33,927,907.68	$21.49	$3,956,317.88	$2.51	$37,884,225.56	$24.00

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$149,996,636.95	0.4285618	$130,205,357.47	0.3720153
Class A-2b Notes	$107,140,454.97	0.4285618	$93,003,826.77	0.3720153
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$886,077,091.92	0.5611848	$852,149,184.24	0.5396970

Pool Information
Weighted Average APR	5.024%	5.052%
Weighted Average Remaining Term	44.98	44.24
Number of Receivables Outstanding	35,391	34,447
Pool Balance	$1,003,676,244.68	$965,658,386.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$928,763,798.53	$894,265,622.98
Pool Factor	0.5837428	0.5616315

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$71,392,763.92
Targeted Overcollateralization Amount	$113,509,202.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,509,202.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$409,745.82
(Recoveries)		40	$71,468.30
Net Loss for Current Collection Period			$338,277.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4044%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5295%
Second Prior Collection Period			0.9987%
Prior Collection Period			0.6808%
Current Collection Period			0.4123%
Four Month Average (Current and Prior Three Collection Periods)			0.6553%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,203	$7,591,618.29
(Cumulative Recoveries)			$906,914.26
Cumulative Net Loss for All Collection Periods			$6,684,704.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3888%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,310.57
Average Net Loss for Receivables that have experienced a Realized Loss			$5,556.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	276	$10,114,293.48
61-90 Days Delinquent	0.22%	49	$2,092,805.70
91-120 Days Delinquent	0.04%	7	$391,006.88
Over 120 Days Delinquent	0.06%	12	$550,926.96
Total Delinquent Receivables	1.36%	344	$13,149,033.02

Repossession Inventory:
Repossessed in the Current Collection Period		21	$882,337.68
Total Repossessed Inventory		42	$1,804,570.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1754%
Prior Collection Period			0.1752%
Current Collection Period			0.1974%
Three Month Average			0.1827%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3143%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$4,529,871.08
2 Months Extended	135	$5,490,736.04
3+ Months Extended	19	$836,364.07

Total Receivables Extended	268	$10,856,971.19
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer